INTEGRITY DIVIDEND HARVEST FUND

Schedule of Investments – October 31, 2024 (unaudited)

		Fair
	Shares	Value
COMMON STOCKS (98.7%)

Communication Services (4.3%)
AT&T Inc	220,000	$4,958,800
BCE Inc	150,000	4,839,000
Verizon Communications Inc	200,000	8,426,000
		18,223,800
Consumer Discretionary (5.8%)
Genuine Parts Co	50,000	5,735,000
Home Depot Inc/The	17,000	6,693,750
McDonald's Corp	20,000	5,842,200
Starbucks Corp	65,000	6,350,500
		24,621,450
Consumer Staples (13.2%)
British American Tobacco PLC ADR	151,000	5,281,980
Coca Cola Co/The	50,000	3,265,500
Kimberly Clark Corp	50,000	6,709,000
PepsiCo Inc	55,000	9,134,400
Philip Morris International Inc	71,000	9,421,700
Procter & Gamble Co/The	18,000	2,973,240
Target Corp	27,000	4,051,080
Altria Group Inc	150,000	8,169,000
Kenvue Inc	300,000	6,879,000
		55,884,900
Energy (9.6%)
Chevron Corp	70,000	10,417,400
Civitas Resources Inc	100,000	4,879,000
Devon Energy Corp	118,000	4,564,240
Enbridge Inc	180,000	7,272,000
Permian Resources Corp	360,000	4,906,800
South Bow Corp	29,000	723,840
TransCanada Corp	170,000	7,906,700
		40,669,980
Financials (13.0%)
Bank of America Corp	150,000	6,273,000
Morgan Stanley	100,000	11,625,000
Old Republic International Corp	120,000	4,191,600
Prudential Financial Inc	81,000	9,920,880
Blackrock Inc	12,000	11,772,360
JPMorgan Chase & Co	30,000	6,657,600
Unum Group	70,000	4,492,600
		54,933,040
Health Care (14.6%)
Bristol Myers Squibb Co	170,000	9,480,900
CVS Health Corp	120,000	6,775,200
Pfizer Inc	330,000	9,339,000
AbbVie Inc	126,000	25,687,620
Merck & Co Inc	70,000	7,162,400
UnitedHealth Group Inc	6,000	3,387,000
		61,832,120
Industrials (5.3%)
Illinois Tool Works Inc	17,000	4,439,210
Lockheed Martin Corp	12,000	6,552,600
Paychex Inc	43,000	5,991,190
United Parcel Service Inc	39,000	5,228,340
		22,211,340
Information Technology (17.0%)
Corning Inc	230,000	10,945,700
International Business Machines Corp	22,000	4,547,840
Lam Research Corp	60,000	4,461,000
QUALCOMM Inc	52,000	8,464,040
Texas Instruments Inc	41,000	8,329,560
Broadcom Inc	162,000	27,502,740
Dell Technologies Inc	25,000	3,090,750
Skyworks Solutions Inc	55,000	4,816,900
		72,158,530
Materials (1.8%)
Air Products & Chemicals Inc	18,000	5,589,540
LyondellBasell Industries NV	25,000	2,171,250
		7,760,790
Utilities (14.1%)
American Electric Power Co Inc	120,500	11,899,375
CMS Energy Corp	60,000	4,176,600
AES Corp/The	200,000	3,298,000
Entergy Corp	85,000	13,156,300
NextEra Energy Inc	233,000	18,465,250
Xcel Energy Inc	130,000	8,685,300
		59,680,825

TOTAL INVESTMENTS (Cost $341,452,582)		$417,976,775

OTHER ASSETS LESS LIABILITIES (1.3%)		$5,430,934

NET ASSETS (100.0%)		$423,407,709

PLC - Public Limited Company
ADR - American Depositary Receipt

NOTE: INVESTMENT IN SECURITIES (unaudited)
At October 31, 2024 the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

Integrity Dividend Harvest Fund
Investments at cost	341,452,582
Unrealized appreciation	89,378,487
Unrealized depreciation	(12,854,294)
Net unrealized appreciation (depreciation)*	76,524,193

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2024:

Integrity Dividend Harvest Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$417,976,775	$0	$0	$417,976,775
Total	$417,976,775	$0	$0	$417,976,775